Segment Information - Segment information about assets, liabilities, and additions to property, plant and equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Information
Segment Assets	$ 290,343,800	$ 297,170,593
Segment Liabilities	184,939,567	192,639,902
Additions to Property, Plant and Equipment	19,108,284	18,708,491	$ 16,759,566
Reconciliation of segment assets to total assets
Assets	290,343,800	297,170,593
Reconciliation of segment liabilities to total liabilities
Liabilities	184,939,567	192,639,902
Cable
Segment Information
Additions to Property, Plant and Equipment	12,995,448	12,835,918	10,615,147
Reconciliation of segment assets to total assets
Investments	567,435	568,597
Goodwill	13,794,684	13,794,684
Equity method loss recognized in income	62,329	47,024	61,930
Sky
Segment Information
Additions to Property, Plant and Equipment	4,039,020	4,020,405	4,020,282
Content
Segment Information
Additions to Property, Plant and Equipment	1,690,805	1,349,954	1,627,250
Reconciliation of segment assets to total assets
Investments	52,570,452	58,985,671
Goodwill	241,973	241,973
Equity method gain recognized in income	642,768	564,226	1,957,544
Other Businesses
Segment Information
Additions to Property, Plant and Equipment	383,011	502,214	496,887
Reconciliation of segment assets to total assets
Investments	196,474	195,890
Goodwill	76,969	76,969
Equity method gain recognized in income	584	15,731	17,659
Operating segment
Segment Information
Segment Assets	222,895,813	223,306,809	224,999,871
Segment Liabilities	70,846,930	78,500,044	83,401,114
Additions to Property, Plant and Equipment	19,108,284	18,708,491	16,759,566
Reconciliation of segment assets to total assets
Assets	222,895,813	223,306,809	224,999,871
Reconciliation of segment liabilities to total liabilities
Liabilities	70,846,930	78,500,044	83,401,114
Operating segment | Cable
Segment Information
Segment Assets	105,841,104	99,678,509	89,803,959
Segment Liabilities	21,637,395	21,294,108	22,675,417
Reconciliation of segment assets to total assets
Assets	105,841,104	99,678,509	89,803,959
Reconciliation of segment liabilities to total liabilities
Liabilities	21,637,395	21,294,108	22,675,417
Operating segment | Sky
Segment Information
Segment Assets	27,755,967	30,350,221	27,977,530
Segment Liabilities	12,902,845	13,680,854	13,333,944
Reconciliation of segment assets to total assets
Assets	27,755,967	30,350,221	27,977,530
Reconciliation of segment liabilities to total liabilities
Liabilities	12,902,845	13,680,854	13,333,944
Operating segment | Content
Segment Information
Segment Assets	79,030,557	83,525,004	96,867,918
Segment Liabilities	31,775,978	39,960,653	44,129,769
Reconciliation of segment assets to total assets
Assets	79,030,557	83,525,004	96,867,918
Reconciliation of segment liabilities to total liabilities
Liabilities	31,775,978	39,960,653	44,129,769
Operating segment | Other Businesses
Segment Information
Segment Assets	10,268,185	9,753,075	10,350,464
Segment Liabilities	4,530,712	3,564,429	3,261,984
Reconciliation of segment assets to total assets
Assets	10,268,185	9,753,075	10,350,464
Reconciliation of segment liabilities to total liabilities
Liabilities	4,530,712	3,564,429	$ 3,261,984
Debt not allocated to segments
Segment Information
Segment Liabilities	114,092,637	114,139,858
Reconciliation of segment liabilities to total liabilities
Liabilities	114,092,637	114,139,858
OCEN and subsidiaries
Reconciliation of segment assets to total assets
Goodwill	$ 359,613	$ 359,613